RELATED PARTY DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [abstract]
Summary of Transactions With Related Parties	Transactions with related parties during the year and balances outstanding at the year-end:

										Group
	Interest, fees and other income received			Interest, fees and other expenses paid			Amounts owed by related parties		Amounts owed to related parties
	2025	2024	2023	2025	2024	2023	2025	2024	2025	2024
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Ultimate parent	(19)	(23)	(8)	321	138	414	730	587	(1,834)	(944)
Immediate parent	(6)	(7)	(7)	594	526	504	—	—	(12,275)	(12,392)
Fellow subsidiaries	(38)	(42)	(38)	310	228	203	62	68	(573)	(346)
Joint ventures	(287)	(258)	(183)	76	84	55	5,038	4,812	(1,485)	(1,567)
	(350)	(330)	(236)	1,301	976	1,176	5,830	5,467	(16,167)	(15,249)